RECEIVABLES	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
RECEIVABLES [Text Block]

6. RECEIVABLES

A summary of the Company's receivables is as follows:

	March 31, 2026	March 31, 2025
	$	$
Taxes receivable	4,311	51,868
Trade receivables	57,084	124,827
	61,395	176,695

There was no provision for expected credit losses on trade receivables as at March 31, 2026 and March 31, 2025.